Note Payable (Tables)	3 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Schedule of Note Payable
	March 31, 2018	December 31, 2017
Balance as of period end	$18,535	$20,343
Less: current portion	7,714	7,520
Long-term note payable, net	$10,821	$12,823